Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
8.     Commitments and Contingencies
Funding Commitments
We are a party to various agreements, principally relating to licensed technology that requires future payments relating to milestones that may be met in subsequent periods or royalties on future sales of specific licensed products. We may be obligated to make future development, regulatory and commercial milestone payments and royalty payments on future sales of specific products associated with our collaboration and license agreements. Payments under these agreements generally become due and payable upon achievement of such milestones or sales. When the achievement of these milestones or sales has not occurred, such contingencies are not recorded on our combined consolidated financial statements. See Note 7
Collaboration and License Agreements
for further information.
Contractual Obligations - Leases
On January 1, 2019, we adopted the new lease accounting guidance as discussed in further detail in Note 2,
Summary of Significant Accounting Policies-Lease Obligations
. The most significant change requires us to record the present value of operating lease payments as right-of-use
assets and lease liabilities on our balance sheets. We adopted the new guidance using the simplified transition approach. As a result, reporting periods beginning on January 1, 2019 are presented under the new guidance.
The adoption of the new lease accounting guidance had a substantial impact on our combined consolidated balance sheets. The most significant impacts were (1) the recognition of $23.4 million of operating lease right-of-use
assets, net, and $27.3 million of operating lease liabilities, and (2) the derecognition of assets and liabilities associated with build-to-suit
leases under ASC 840, resulting in the derecognition of property, plant and equipment, net, of $9.9 million and net adjustments to related liabilities of $9.2 million. The build-to-suit
leases were recorded as normal operating leases under ASC 842. The difference between the excess of build-to-suit
related liabilities and assets of $0.7 million was recorded as an increase to our accumulated deficit. The cumulative-effect adjustment had no tax impact due to the valuation allowance against the gross deferred tax asset less reversing deferred tax liabilities. Adoption of this standard had no material impact on our results of operations and cash flows.
Lease Arrangements
Substantially all of our operating lease
right-of-use
assets and operating lease liabilities relate to facilities leases. We have leases in multiple facilities across the U.S. and Italy, including El Segundo, California (general corporate and administrative activities, research and development and regulatory from related parties); San Diego, California (research facility and office space); Culver City, California (research and manufacturing space from a related party); Torrance, California (a research facility from a related party); Miramar, Florida (clinical development); Seattle, Washington (research and development); Louisville, Colorado (research and development and manufacturing); Woburn, Massachusetts (research facility); and Udine and Tavangnacco, Italy
(GMP-in-a-Box,
research facility and office space). See Note 9,
 Related Party Agreements
, for further information.
Our leases generally have initial terms ranging from
two to ten years
and often include one or more options to renew. These renewal terms can extend the lease term from one to five years
, and are included in the lease term when it is reasonably certain that we will exercise the option. These operating leases are included in operating lease
right-of-use
assets, net
, on the combined consolidated balance sheets, and represent the right to use the underlying asset for the lease term. Our obligations to make lease payments are included in current and non-current
operating lease liabilities,
on the combined consolidated balance sheets.
Our operating
right-of-use
assets and lease liabilities as of December 31, 2020 and 2019, are as follows (in thousands):

	As of December 31,
	2020	2019
Right-of-use assets:
Operating lease right-of-use assets, net (including amounts with related parties)	$18,138	$20,131

Short-term lease liabilities:
Operating lease liabilities (including amounts with related parties)	$5,015	$4,808

Long-term lease liabilities:
Operating lease liabilities (including amounts with related parties)	$16,179	$18,831

Total lease liabilities:
Operating lease liabilities (including amounts with related parties)	$21,194	$23,639
Other information
Weighted average remaining lease term	3.9years	5.0years
Weighted average discount rate	9%	9%
The components of lease expense for the years ended December 31, 2020 and 2019 consist of (in thousands):

	For the Year Ended December 31,
	2020	2019
Operating lease costs	$9,188	$6,419
Variable lease costs	3,577	2,825

Total lease costs	$12,765	$9,244

Cash paid during the years ended December 31, 2020 and 2019 for amounts included in the measurement of lease liabilities is as follows (in thousands):

	For the Year Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$8,917	$7,571
Future minimum lease payments as of December 31, 2020, including $3.9 million related to options to extend lease terms that are reasonably certain of being exercised, are presented in the following table (in thousands). Common area maintenance costs and taxes are not included in these payments.

Operating Leases (a)
Years ending December 31:
2021	$6,638
2022	6,609
2023	4,876
2024	3,356
2025	2,908
Thereafter	987

Total future minimum lease payments	25,374
Less: Interest	4,180

Present value of operating lease liabilities	$21,194

In
August 2018
, NantBio, Inc., or NantBio, a related party assigned an agreement to us for the use of a third-party research facility, which provides us with the exclusive right to use and access to a portion of the third party’s laboratory and vivarium premises. In conjunction with the assignment, we reimbursed NantBio for upfront payments which it had made to the third-party of $0.9 million, and paid $0.5 million directly to the third-party for an aggregate value of $1.4 million. The assigned agreement is for a term of ten years and expires in June 2027. The agreement may be terminated by us at any time, with or without cause. In case of termination of the agreement, the third-party will reimburse us for a pro-rata
amount based upon the passage of time. See Note 9,
 Related Party Agreements
, for further information.
In September 2016, we entered into a lease agreement with 605 Doug St, LLC, a related party, for approximately 24,250 square feet in El Segundo, California, which has been converted to a research and development laboratory and a cGMP manufacturing facility. The lease runs from July 2016 through July 2023. We have the option to extend the lease for an additional three-year
term through July 2026. The monthly rent is $0.1 million with annual increases of 3% beginning in
July 2017
. See Note 9,
 Related Party Agreements
, for further information.
In February 2017, Altor BioScience Corporation (succeeded by our wholly-owned subsidiary Altor BioScience, LLC), or Altor, through its wholly-owned subsidiary, entered into a lease agreement with Duley Road, LLC (“Duley Road”), a related party, for approximately 12,000 square feet in El Segundo, California, which was converted to a laboratory and cGMP manufacturing facility. The lease term is from February 2017 through
October 2024
. Altor BioScience, LLC has the option to extend the initial term for two consecutive five-year periods through July 2034. The annual rent is $0.5 million with annual increases of 3% beginning from November 2018. We acquired Altor in July 2017. See Note 9,
 Related Party Agreements
, for further information.
Effective in January 2019, we entered into two lease agreements with Duley Road for a second building located in El Segundo, California. The first lease is for the first floor of the building with approximately 5,650 square feet. The lease has a
7-year
term commencing in September 2019. The second lease is for the second floor of the building with approximately 6,488 square feet. The lease has a seven-year term commencing in July 2019. Both floors of the building are used for research and development and office space. We have options to extend the initial terms of both leases for two consecutive five-year periods through 2036. The annual rent of the two leases is $0.4 million, which will increase at a rate of 3% per year. See Note 9,
 Related Party Agreements
, for further information.
In March 2016, we entered into a lease agreement for an approximately 7,893 square foot facility in Woburn, Massachusetts, for a research and development laboratory, related office and other related uses. The initial lease term ran for 48 months from April 29, 2016through May 31, 2020. In June 2016, the lease was amended to add 260 square feet, for a total of 8,153 square feet. Base rent for the initial term of the lease was $19,000 per month with a $1 per square foot annual increase on each anniversary date. In August 2019, we exercised our right pursuant to the lease agreement to extend the term of the lease for an additional two years through May 31, 2022. Consequently, in August 2019 we recognized an increase of $0.6 million in both o perating lease
right-of-use
assets
and o
perating lease liabilities
on the combined consolidated balance sheets. Base rent for the extended term of the lease is $25,800 per month with an annual increase of 3% on June 1, 2021.
In November 2015, we entered into a facility license agreement with NantWorks LLC, or NantWorks, a related party for approximately 9,500 square feet of office space in Culver City, California, which has been converted to a research and development laboratory and a cGMP manufacturing facility. The initial license was effective from May 2015 through December 2020. Base monthly rent for the initial lease term was $47,000, with annual increases of 3% beginning in January 2017. In September 2020, we entered into an amendment to extend the term of this lease through December 31, 2021. Commencing on January 1, 2021, the monthly rent will increase by 3% to $54,500. Subsequent to December 31, 2021, the lease term will automatically renew on a month-to-month
basis, terminable by either party with at least 30 days’ prior written notice to the other party. In addition, we have a one-time
option to extend the lease term through December 31, 2022. If we exercise the option to extend the lease through December 31, 2022, or continue on a month-to-month
basis, the monthly rent will increase by 3% annually commencing on January 1 of each year. On the date of amendment, we recognized an increase of $1.2 million in both o perating lease
right-of-use
assets
and o
perating lease liabilities
on the combined consolidated balance sheets, reflecting our belief that we will extend the term of this lease through December 31, 2022. See Note 9,
 Related Party Agreements
, for further information.
In June 2015, we entered into a lease agreement for an approximately 44,700 square foot facility in San Diego, California, for a research and development laboratory, related office and other related uses. The term of the lease extends for seven years commencing on August 1, 2016. The base rent is $0.2 million per month with 3% annual increases on each anniversary date.
As result of the restructuring of our clinical laboratories, we vacated two facilities in Miramar, Florida and subleased the space to third parties under two separate sublease agreements, which both expire in February 2021. The operating sublease income for these subleases totaled $0.4 million for the year ended December 31, 2020.
Contingent Consideration related to Business Combination
On April 10, 2015, NantWorks, a related party, acquired a 100% interest in VivaBioCell via its wholly-owned subsidiary, VBC Holdings, LLC, or VBC Holdings, for $0.7 million less working capital adjustments. On June 15, 2015, NantWorks contributed its equity interest in VBC Holdings to the company, in exchange for cash consideration equal to its cost basis in the investment. VivaBioCell develops bioreactors and products based on cell culture and tissue engineering in Italy. In connection with this transaction, we are obligated to pay the former owners up to $3.7 million upon the achievement of certain sales milestones relating to scaffold technology and certain clinical and regulatory milestones relating to the
GMP-in-a-Box
technology. The estimated fair value of the contingent consideration obligation totaled $1.1 million at the acquisition date. Subsequent changes to the contingent consideration obligation are recorded in research and development expenses
on the combined consolidated statements of operations. A contingent payment related to a clinical milestone of $0.8 million became payable as of December 31, 2019. During the years ended December 31, 2020 and 2019, the fair value of the contingent consideration obligation increased $0.1 million and $0.7 million, respectively.
On October 4, 2016, in connection with the acquisition of our 50% interest in Receptome, we paid $5.0 million in cash and assumed obligations to make contingent milestone payments of up to $4.0 million in cash. In May 2018, we issued 409,500 shares of common stock in exchange for the remaining 50% interest in Receptome, with an assigned value of $5.0 million at $12.21 per share. In addition, we assumed an aggregate contingent consideration liability of up to $4.0 million, which is payable in company common stock upon the achievement of the same contingent milestones. The estimated fair value of the contingent consideration obligation totaled $0.3 million at the acquisition date. Subsequent changes to the contingent consideration obligation are recorded in r esearch and development expenses
on the combined consolidated statements of operations. During the year ended December 31, 2019, the change in the fair value of contingent consideration related to this acquisition was immaterial. As of December 31, 2020 the fair value of the contingent consideration obligation is deemed as zero, as the research and development of the LMP1 and LMP/IPS programs were discontinued.
In connection with the acquisition of Altor BioScience Corporation, or Altor, we issued contingent value rights, or CVRs, under which we have agreed to pay the prior stockholders of Altor approximately $304.0 million upon successful approval of the Biologics License Application, or BLA, or foreign equivalent, for Anktiva by December 31, 2022 and approximately $304.0 million upon the first calendar year before December 31, 2026 in which worldwide net sales of Anktiva exceed $1.0 billion (with the payments payable in cash or shares of our common stock or a combination thereof). Dr. Soon-Shiong and his related party hold approximately $279.5 million in the aggregate of CVRs and they have both irrevocably agreed to receive shares of common stock in satisfaction of their CVRs. As the transaction was recorded as an asset acquisition, the future CVR payments will be recorded when the corresponding events are probable of achievement or the consideration becomes payable.
In connection with the GlobeImmune acquisition, on April 28, 2017, we, Celgene Corporation, or Celgene, and Celgene Alpine Investment Co. II, LLC, or, together with Celgene, the Celgene entities, entered into an assignment and assumption agreement, pursuant to which the Celgene entities assigned to the company all of their rights, obligations, title, and interest under the worldwide exclusive licenses for the
GI-6200
and
GI-6300
programs that were obtained from GlobeImmune prior to our GlobeImmune’s acquisition. In return, for each product licensed pursuant to such licenses, we are required to pay the Celgene entities $5.0 million in cash or shares of our company common stock, at Celgene’s election. In addition, we are required to pay tiered low to mid-single-digit
percentage royalties on net sales of the licensed products on a product-by-product
and
country-by-country
basis. Our obligation to pay royalties continues, on a licensed product-by-licensed
product and
country-by-country
basis, until the later of (i) the date on which such licensed product is no longer covered by a valid claim of a patent licensed pursuant to the agreement in such country and (ii) ten years after the first commercial sale of such licensed product in such country. No milestone has been achieved as of December 31, 2020.
Unconditional Purchase Obligations
Unconditional purchase obligations are defined as an agreement to purchase goods or services that are enforceable and legally binding
(non-cancelable,
or cancelable only in certain circumstances). In the normal course of business, we enter into unconditional purchase obligation arrangements with a contracted manufacturing organization to reserve manufacturing slots in its cGMP manufacturing facility for manufacturing and supply of cGMP batches per US FDA and European Medicines Agency, or EMA, regulations for commercial use. The total amount of future non-cancelable
purchase commitments related to the manufacturing of cGMP batches is $4.7 million and $4.7 million for the years ending December 31, 2021 and 2022, respectively.
We estimate our total unconditional purchase obligation commitment (for those contracts with terms in excess of one year) as of December 31, 2020, at $5.8 million. Payments by year are estimated as follows: 2021 ($2.6 million), 2022 ($2.6 million) and 2023 ($0.6 million). These commitments relate primarily to hosted software license subscription fees and related implementation costs and our pro-rata
share is passed-through to us without any markup under the shared services agreement with NantWorks, as further discussed in Note 9,
Related Party Agreements
. The purchase obligation amounts do not represent the entire anticipated purchases in the future, but represent only those items for which we are contractually obligated. The majority of our goods and services are purchased as needed, with no unconditional commitment. For this reason, these amounts do not provide an indication of our expected future cash outflows related to purchases.
Contingencies
We record accruals for loss contingencies to the extent that we conclude it is probable that a liability has been incurred and the amount of the related loss can be reasonably estimated. We evaluate, on a quarterly basis, developments in legal proceedings and other matters that could cause a change in the potential amount of the liability recorded or of the range of potential losses disclosed. Moreover, we record gain contingencies only when they are realizable, and the amount is known. Additionally, we record our rights to insurance recoveries, limited to the extent of incurred or probable losses, as a receivable when such recoveries have been agreed to with our third-party insurers and when receipt is deemed probable. This includes instances where our third-party insurers have agreed to pay, on our behalf, certain legal defense costs and settlement amounts directly to applicable law firms and a settlement fund.
Securities Litigation
In March 2016, a putative securities class action complaint captioned
Sudunagunta v. NantKwest, Inc., et al.
, No.
16-cv-01947
was filed in federal district court for the Central District of California related to our restatement of certain interim financial statements for the periods ended June 30, 2015 and September 30, 2015. A number of similar putative class actions were filed in federal and state courts in California. The actions originally filed in state court were removed to federal court, and the various related actions were consolidated. Plaintiffs asserted causes of action for alleged violations of Sections 11 and 15 of the Securities Act of 1933 and Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, or the Exchange Act, and
Rule 10b-5
promulgated thereunder. Plaintiffs sought unspecified damages, costs and attorneys’ fees, and equitable/injunctive or other relief on behalf of putative classes of persons who purchased or acquired our securities during various time periods from July 28, 2015 through March 11, 2016. In September 2017, the court denied the defendants’ motion to dismiss the third amended consolidated complaint. On August 13, 2018, the district court granted the plaintiffs’ motions for class certification and to strike plaintiffs’ claims under the Exchange Act and
Rule 10b-5.
On August 24, 2018, at the district court’s direction, plaintiffs filed a fourth amended consolidated complaint. On August 27, 2018, defendants petitioned the U.S. Court of Appeals for the Ninth Circuit to authorize an interlocutory appeal of the class certification order. On September 7, 2018, the defendants answered the fourth amended consolidated complaint. On September 21, 2018, the parties informed the Ninth Circuit that they had reached a settlement in principle, and the parties moved to stay in appellate proceedings. On September 24, 2018, the parties notified the district court that they had reached a settlement in principle. On November 9, 2018, the plaintiffs filed an unopposed motion for preliminary approval of the settlement and notice to class members. On January 9, 2019, the district court granted the motion for preliminary approval. A final approval hearing was held on April 29, 2019, and the district court granted final approval and entered judgment on May 31, 2019.
Under the terms of the settlement, we paid $12.0 million to the plaintiffs as a full and complete settlement of the litigation. We were responsible for $1.2 million of the settlement amount, which was recognized in selling, general and administrative expenses
on the combined consolidated statement of operations during the year ended December 31, 2018, while the remaining $10.8 million was fully funded by our insurance carriers under our directors’ and officers’ insurance policy. We and the insurance carriers paid the settlement amount into a settlement fund during the year ended December 31, 2019. Subsequent to receiving final approval of the settlement on May 31, 2019, the aforementioned settlement accrual, associated insurance claim receivable and restricted cash were released and are no longer reflected on the combined consolidated balance sheets.
Stipulation of Settlement
In early April 2019, following board approval, we entered into a settlement agreement, or the Stipulation of Settlement, with three stockholders of the company, each of whom had submitted a stockholder demand for the board to take action to remedy purported harm to our resulting from certain alleged wrongful conduct concerning, among other things, disclosures about Dr. Soon-Shiong’s compensation and a related-party lease agreement. The Stipulation of Settlement called for us to adopt certain governance changes, and for the three stockholders to file a stockholder derivative action in the Superior Court of the State of California, County of San Diego, followed by an application for court approval of the Stipulation of Settlement. On May 31, 2019, the court entered an order preliminarily approving the Stipulation of Settlement and scheduling the final settlement hearing for August 9, 2019. Pursuant to the Stipulation of Settlement, we provided stockholders with notice of the settlement and the final settlement hearing.
Under the terms of the Stipulation of Settlement, which received final approval by the court on August 9, 2019, we paid attorney fees of $0.5 million to the plaintiffs as part of the settlement. Of that amount, we were responsible for half, which was recognized in selling, general and administrative expenses
on the combined consolidated statements of operations during the year ended December 31, 2019, while the other half was funded by our insurance carrier. We and the insurance carrier paid the settlement amount into a settlement fund in June 2019. Subsequent to receiving final approval of the settlement on August 9, 2019, the aforementioned settlement accrual, associated insurance claim receivable and restricted cash were released and are no longer reflected on the combined consolidated balance sheets.

Precision Biologics Settlement
Feldman v. Soon-Shiong, et al. On October 2, 2015, we invested $50.0 million cash in Precision Biologics in exchange for 41.0 million shares of Precision Biologics’ Series A Preferred Stock, then representing 68.5% ownership of Precision Biologics, and the option to purchase additional shares of Series A Preferred Stock up to an aggregate purchase price of $25.0 million for the two years following the investment. On July 5, 2017, a Precision Biologics stockholder, filed a complaint (individually and derivatively on behalf of Precision Biologics), and filed an amended complaint on November 6, 2017, against the company and other defendants, asserting claims for breach of contract (including the implied covenant of good faith and fair dealing), tortious interference with contract, breach of the fiduciary duty of loyalty, the appointment of a custodian, fraud in the inducement, and violation of state “Blue Sky” laws. On November 21, 2017, the defendants moved to dismiss the amended complaint. The court heard oral arguments and in May 2018, the court issued an opinion granting in part, and denying in part, defendants’ motion. On December 12, 2018, the plaintiff filed a motion for leave to file a supplement to the amended complaint. In January 2019, the parties completed fact discovery other than depositions (and certain document discovery subsequently ordered by the court on January 22, 2019). On January 22, 2019, the court denied the plaintiff’s motion for leave to file a supplement without prejudice to re-filing
in accordance with the court’s specific directions.
On March 8, 2019, the parties agreed in principle to the terms of a settlement and filed a settlement stipulation with the court on March 28, 2019. The settlement hearing before the court was held on June 20, 2019, and the court approved the settlement. The court’s approval order was finalized on July 20, 2019. Under the terms of the settlement, we ended our investment in Precision Biologics. We withdrew $29.3 million in cash from Precision Biologics and transferred $2.5 million to Precision Biologics to facilitate the disposition of our investment. In addition to a total of $20.2 million of accumulated losses recorded in prior years, which represented the expected losses associated with giving up our preferred stock ownership and absorption of losses arising from the deconsolidation, we recorded a loss of $0.9 million associated with the final settlements during the year ended December 31, 2019, which was included in the selling, general and administrative expenses on the combined consolidated statements of operations. As of December 31, 2019 we held no investment in Precision Biologics.
Altor BioScience, LLC Litigation
The first action, Gray v. Soon-Shiong, et al. (Delaware Chancery Court, Case No.
2017-466-JRS),
was filed on June 21, 2017, by plaintiffs Clayland Boyden Gray, or Gray, and Adam R. Waldman. The plaintiffs, two minority stockholders, asserted claims against the company and other defendants for (1) breach of fiduciary duty and (2) aiding and abetting breach of fiduciary duty and filed a motion to enjoin the merger. The court denied the motion on July 25, 2017, and permitted the merger to close. On September 1, 2017, plaintiffs (joined by two additional minority stockholders, Barbara Sturm Waldman and Douglas E. Henderson, or Henderson) filed a second amended complaint, asserting claims for (1) appraisal; (2) quasi-appraisal; (3) breach of fiduciary duty; and (4) aiding and abetting breach of fiduciary duty. On September 18, 2017, defendants moved to dismiss the second amended complaint, raising grounds that included a “standstill” agreement under which defendants maintained that Gray and Adam R. Waldman and Barbara Strum Waldman, or the Waldman’s agreed not to bring the lawsuit. In the second action, Dyad Pharmaceutical Corp. v. Altor BioScience, LLC (Delaware Chancery Court, Case No.
2017-848-JRS),
commenced November 28, 2017, Dyad Pharmaceutical Corporation, or Dyad, filed a petition for appraisal in connection with the merger. Respondent moved to dismiss the appraisal petition on January 26, 2018, arguing in part that the petition was barred by the same “standstill” agreement.
On April 23, 2018, the court heard oral arguments on the motions to dismiss in both consolidated cases, and on June 26, 2018, the court converted the motions to dismiss into motions for summary judgment with regard to the “standstill” agreement argument, or the Converted Motions. The court permitted discovery into the meaning and intended scope of the “standstill” agreements, which the parties completed on December 19, 2018. The parties completed a briefing on the Converted Motions on March 15, 2019.
The court heard an oral argument on the Converted Motions on May 7, 2019, and issued an oral ruling on May 15, 2019. The court (1) dismissed all claims brought by Gray and the Waldman’s except for their appraisal claims; (2) dismissed all plaintiffs’ quasi-appraisal claims; (3) dismissed the disclosure-based breach of fiduciary duty claims; and (4) dismissed Altor BioScience from the action. The following claims remain: (a) the appraisal claims by all plaintiffs and Dyad (against Altor BioScience, LLC), and (b) Henderson’s claims for breach of fiduciary duty and aiding and abetting breach of fiduciary duty.
On June 14, 2019, the defendants answered the second amended complaint, and the respondent answered Dyad’s appraisal petition. In their answer, defendants asserted counterclaims against Gray and the Waldman’s for breach of the “standstill” agreements and are seeking as damages the attorneys’ fees and costs they were forced to expend as a result of the breach. On June 20, 2019, the court issued a written order implementing its ruling on the Converted Motions, or the Implementing Order. In the Implementing Order, the court confirmed that all fiduciary duty claims brought by Gray, both individually and as trustee of the Gordon Gray Trust f/b/o C. Boyden Gray, were dismissed. On July 11, 2019, Gray and the Waldman’s filed answers denying the counterclaims and asserting defenses.
On September 30, 2019, plaintiffs moved for leave to file a third amended complaint. The proposed amendment seeks to add two former Altor stockholders as plaintiffs and to add a fiduciary duty claim on behalf of a purported class of former Altor stockholders. On October 25, 2019, the defendants opposed the motion, and a briefing was completed on February 28, 2020. The court heard an oral argument on March 12, 2020, and granted the motion. The plaintiffs filed the third amended complaint on June 8, 2020.
On June 29, 2020, defendants answered the third amended complaint and asserted counter claims against the plaintiffs. As damages, defendants seek the attorneys’ fees and costs incurred as a result of these breaches. On July 14, 2020, the plaintiffs filed an answer denying the counterclaims and asserting defenses. The trial has been set to commence in October 2021.
The shares of these former Altor stockholders met the definition of dissenting shares under the merger agreement and were not entitled to receive any portion of the merger consideration at the closing date. However, these dissenting shares will automatically be converted to receive the portion of the merger consideration they were entitled to, on the later of the closing date, and when the stockholder withdraws or loses the right to demand appraisal rights. Payment for dissenting shares will be on the same terms and conditions originally stated in the merger agreement. As of December 31, 2020 and 2019, we had accrued $6.8 million and $6.3 million related to these obligations, respectively. The accrued amount represents the estimated low-end
of the range of currently estimated payout amounts in accordance with ASC Topic 450,
Contingencies
, after considering the reasonable outcomes for settling the dissenting shareholder dispute along with any accrued statutory interest. We cannot reasonably estimate a range of loss beyond the amounts recorded on December 31, 2020 and 2019, as the dissenting stockholders have not yet provided a quantified value of their claim and, therefore, an upper end of the range of loss cannot be determined. We reassess the reasonableness of the recorded amount at each reporting period. We believe the claims lack merit and intends to continue defending the case vigorously.
Sorrento Therapeutics, Inc.
Sorrento Therapeutics, Inc. v. NantCell, Inc., et al. Sorrento Therapeutics, Inc., or Sorrento, derivatively on behalf of NANTibody, LLC, or NANTibody, filed an action in the Superior Court of California, Los Angeles County, or the Superior Court, against the company, Dr. Soon-Shiong, MBBCh, FRCS (C), FACS, and Charles Kim. The action alleges that the defendants improperly caused NANTibody to acquire IgDraSol, Inc. from our affiliate NantPharma and seeks to have the transaction undone, and seeks to have the purchase amount returned to NANTibody. Sorrento filed a related arbitration proceeding, or the Cynviloq arbitration, against Dr. Soon-Shiong and NantPharma, LLC, or NantPharma; the company is not named in the Cynviloq arbitration. On May 15, 2019, we filed a demurrer to several causes of action alleged in the Superior Court action. On July 18, 2019, Sorrento filed an amended complaint, eliminating Charles Kim as a defendant and dropping the causes of action we had challenged in its demurrer.
On May 24, 2019, we and Dr. Soon-Shiong filed cross-claims in the Superior Court action against Sorrento and its Chief Executive Officer Henry Ji, asserting claims for fraud, breach of contract, breach of the covenant of good faith and fair dealing, tortious interference with contract, unjust enrichment, and declaratory relief. We and Dr. Soon-Shiong allege that Dr. Ji and Sorrento breached the terms of an exclusive license agreement between the company and Sorrento related to Sorrento’s antibody library and that Sorrento did not perform its obligations under the exclusive license agreement.
On October 9, 2019, the Superior Court ruled that our claims should be pursued in arbitration and that Dr. Soon-Shiong’s claims could be pursued in Superior Court.
On February 13, 2020, after a full briefing, the Superior Court heard oral argument and granted Dr. Soon-Shiong’s request for a preliminary injunction barring Sorrento from pursuing claims against him in the Cynviloq arbitration. Sorrento then filed the claims it had previously asserted in arbitration against Dr. Soon-Shiong in the Superior Court on March 3, 2020, and at Sorrento’s request, the arbitrator entered an order dismissing Sorrento’s claims against Dr. Soon-Shiong in the Cynviloq arbitration on March 6, 2020. The hearing in the Cynviloq arbitration has been scheduled to commence in June 2021.
On October 24, 2019, we, along with NANTibody, filed an arbitration against Sorrento and Dr. Ji asserting its claims relating to the exclusive license agreement. Sorrento filed counterclaims against the company and NANTibody in the arbitration on May 4, 2020, and requested leave to file a dispositive motion on May 1, 2020.
On January 29, 2020, Sorrento sent letters purporting to terminate the exclusive license agreement with the company, and an exclusive license agreement with NANTibody and demanding the return of its confidential information and transfer of all regulatory filings and related materials. We and Sorrento engaged in good-faith negotiations as required under the exclusive license agreements before Sorrento can attempt to invoke any purported termination provision. Notwithstanding such negotiations, Sorrento sent a letter on April 10, 2020, purporting to terminate the exclusive license agreements, maintaining the negotiations did not reach a successful resolution. We believe we have cured any perceived breaches during the
90-day
contractual cure period. We intend to prosecute its claims, and to defend the claims asserted against it, vigorously. An estimate of the possible loss or range of loss cannot be made at this time. The hearings in the antibody arbitration have been scheduled to be held in April 2021 and May 2021.
Shenzhen Beike Biotechnology Corporation
In July 2020, we received a Request for Arbitration before the International Chamber of Commerce, International Court of Arbitration, served by Shenzhen Beike Biotechnology Corporation, or Beike. The arbitration relates to a license, development, and commercialization agreement that Altor (succeeded by our wholly-owned subsidiary Altor BioScience, LLC, or Altor) entered into with Beike in September 2014, which agreement was amended and restated in September 2017, pursuant to which Altor granted to Beike an exclusive license to use, research, develop and commercialize products based on Anktiva in China for human therapeutic uses. In the arbitration, Beike is asserting a claim for breach of contract under the license agreement. Among other things, Beike alleges that we failed to use commercially reasonable efforts to deliver to Beike materials and data related to Anktiva. Beike is seeking specific performance, or in the alternative, damages for the alleged breaches. On September 25, 2020, the parties entered into a standstill and tolling agreement under which, among other things, the parties affirmed they will perform certain of their obligations under the license agreement by specified dates and agreed that all deadlines in the arbitration are indefinitely extended. The standstill agreement may be terminated by any party on ten calendar days’ notice, and upon termination, the parties will have the right to pursue claims arising from the license agreement in any appropriate tribunal. The parties have been asked to provide an update to the International Chamber of Commerce by May 31, 2021 of any further developments.
Given that this action remains at the pleading stage and no discovery has occurred, it remains too early to evaluate the likely outcome of the case or to estimate any range of potential loss. We believe the claims lack merit and intend to defend the case vigorously and that we may have counterclaims.